COMBINED CARVE-OUT BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Jun. 30, 2021	Apr. 15, 2021
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000		500
OceanPal Inc. Predecessors
Common stock, par value					$ 0.01	$ 0.01
Common Stock, Shares Authorized					500	500